Commitments and Contingencies - Schedule of Annual Undiscounted Operating Lease Liability (Details) - USD ($)	Mar. 31, 2021	Jan. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 26,634
2023	27,167
2024	27,710
2025	28,265
2026	28,830
2027	19,474
Total	158,080
Less: Amount representing interest	(320)
Present value of lease liabilities	$ 157,760	$ 189,600